UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

16 New Broadway
Sleepy Hollow, NY 10591
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Kinetics Internet Portfolio

	Shares	Value
COMMON STOCKS - 96.40%

Aerospace & Defense - 5.20%
CACI International, Inc. - Class A * (1)	140,000	$6,377,000

Asian Exchanges - 7.50%
Hong Kong Exchanges & Clearing Limited	244,000	4,188,599
Osaka Securities Exchange Co., Ltd.	144	654,414
Singapore Exchange Limited	800,000	4,359,040
		9,202,053
Asset Management - 0.53%
US Global Investors, Inc. - Class A (1)	48,000	649,920

Capital Markets - 1.92%
The Bank of New York Mellon Corp.	4,000	166,920
Collins Stewart plc	4,000	9,745
GFI Group, Inc.	1,000	57,300
LaBranche & Co Inc. *	100,000	435,000
Northern Trust Corp. (1)	4,000	265,880
State Street Corporation	8,000	632,000
Tullett Prebon plc	4,000	37,807
Urbana Corp. - Class A *	240,000	755,224
		2,359,876
Commercial Services & Supplies - 5.17%
Comdisco Holding Company, Inc.	194,400	1,901,232
Ritchie Bros. Auctioneers, Incorporated (1)	54,000	4,434,480
		6,335,712
Computers & Peripherals - 0.59%
Apple, Inc. *	5,000	717,500

Diversified Consumer Services - 0.41%
Apollo Group, Inc. - Class A * (1)	2,000	86,400
Sotheby's (1)	14,400	416,304
		502,704
Diversified Financial Services - 11.53%
Climate Exchange plc *	40,000	1,469,427
CME Group, Inc. (1)	10,825	5,078,008
IntercontinentalExchange Inc. * (1)	32,000	4,176,000
London Stock Exchange Group plc	80,352	1,926,394
Montreal Exchange, Inc	12,000	386,731
Nymex Holdings, Inc. (1)	12,200	1,105,686
		14,142,246
European Exchanges - 2.30%
Bolsas Y Mercados Espanoles	14,000	683,854
Deutsche Boerse AG	6,600	1,063,131
Hellenic Exchanges S.A. Holding	12,000	284,934
OMX AB	18,000	789,148
		2,821,067
Holding Company - 17.56%
Groupe Bruxelles Lambert S.A. *	22,000	2,684,486
Groupe Bruxelles Lambert S.A. Strip VVPR *	2,000	63
Icahn Enterprises LP	18,000	1,485,000
Leucadia National Corporation (1)	384,250	17,375,785
		21,545,334
Internet & Catalog Retail - 0.60%
eBay, Inc. * (1)	24,000	716,160
IAC/InterActiveCorp * (1)	1,000	20,760
		736,920
Internet Software & Services - 0.84%
Baidu.com, Inc. - ADR * (1)	1,000	239,630
Google Inc. - Class A *	1,800	792,846
		1,032,476
IT Services - 7.03%
Broadridge Financial Solutions, Inc.	120,000	2,112,000
Iron Mountain Incorporated * (1)	6,000	158,640
ManTech International Corporation - Class A *	140,000	6,350,400
		8,621,040
Leisure Equipment & Products - 0.01%
Marvel Entertainment, Inc. * (1)	322	8,626

Media - 19.31%
DreamWorks Animation SKG, Inc. - Class A *	92,000	2,371,760
The E.W. Scripps Company - Class A (1)	4,000	168,040
Gemstar-TV Guide International, Inc. * (1)	600,000	2,820,000
Harris Interactive, Inc. * (1)	180,000	491,400
Liberty Global, Inc. - Class A * (1)	120,257	4,098,359
Liberty Global, Inc. - Series C * (1)	182,707	5,934,323
PrimaCom AG - ADR *	610,000	4,219,035
The Walt Disney Co. (1)	1,380	43,304
Warner Music Group Corp. (1)	208,000	1,035,840
The Washington Post Company - Class B (1)	3,600	2,381,400
XM Satellite Radio Holdings, Inc. - Class A * (1)	10,000	116,200
		23,679,661
Other Exchanges - 1.82%
Australian Stock Exchange Limited	36,000	1,230,477
JSE Limited	60,000	480,888
New Zealand Exchange Limited	12,000	68,494
TSX Group Inc.	12,000	453,953
		2,233,812
Publishing - 0.34%
Moody's Corporation (1)	12,000	417,960

Software - 0.77%
Financial Technologies (India) Ltd.	144,000	806,400
Microsoft Corp.	5,000	141,900
		948,300

U.S. Equity Exchanges - 12.97%
Nasdaq Stock Market Inc. * (1)	180,000	6,958,800
NYSE Euronext (1)	145,095	8,953,812
		15,912,612
Wireless Telecommunication Services - 0.00%
Sunshine PCS Corp - Class A *	149,890	1,499
TOTAL COMMON STOCKS (Cost $80,678,371)		$118,246,318

ESCROW NOTES - 0.00%
Adelphia Communications Corp (1)	200,000	—
Adelphia Communications Corp Preferred	190,000	—
Adelphia Recovery Trust (converted from Adelphia Communications, 6.000%, 02/15/2026) *	250,827	—
Adelphia Recovery Trust (converted from Adelphia Recovery Trust Preferred Stock) *	4,878,645	634
TOTAL ESCROW NOTES (Cost $783,300)		$634

	Principal
	Amount
CONVERTIBLE BONDS - 1.32%
Diversified Telecommunication Services - 1.32%
Level 3 Communications, Inc., CLB
6.000%, 03/15/2010
TOTAL CONVERTIBLE BONDS (Cost $1,477,827)	$2,000,000	$1,615,000

	Shares
RIGHTS - 1.20%
Commercial Services & Supplies - 1.20%
Comdisco Holding Company, Inc.
Rights Expiration Date: 12/31/2050
Strike Price $1.00 #
TOTAL RIGHTS (Cost $3,253,775)	12,240,699	$1,468,884

SHORT-TERM INVESTMENTS - 1.03%
Money Market Funds - 0.00%
First American Prime Obligations Fund - Class I	2,628	2,628

Commercial Paper - 1.03%	Principal
US Bancorp	Amount
2.186%, 04/01/08	$1,266,000	1,266,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,268,635)		$1,268,628

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING - 48.48%
Investment Companies - 48.48%
Mount Vernon Securities Lending Trust -	Shares
Prime Portfolio
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING (Cost $59,467,908)	59,467,908	$59,467,908

TOTAL INVESTMENTS (Cost $146,929,816)(a) - 148.43%		$182,067,372

Footnotes

Percentages are stated as a percent of net assets.

* - Non-income producing security.
# - Contingent value right (contingent upon profitability of company).
ADR - American Depository Receipt
CLB - Callable Security
(1) This security or a portion of this security was out on loan at March 31, 2008. Total loaned securities had a market value of $58,192,524 at March 31, 2008.

(a)The cost basis of investments for federal tax purposes at March 31, 2008 was as follows@:

Cost of investments	$149,588,318
Gross unrealized appreciation		46,265,644
Gross unrealized depreciation		(13,786,590)
Net unrealized appreciation	$32,479,054

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Funds's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted prices	$ 173,921,307	$ —
Level 2 - Other significant observable inputs	8,146,065	—
Level 3 - Significant unobservable inputs	0	—
Total	$ 182,067,372	$ —

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2008 (Unaudited)
Kinetics Global Portfolio

	Shares	Value
COMMON STOCKS - 86.41%
Asian Exchanges - 9.13%
Hong Kong Exchanges & Clearing Limited	8,000	$137,331
Osaka Securities Exchange Co., Ltd.	27	122,703
		260,034
Capital Markets - 6.97%
American Capital Strategies Ltd. (1)	1,500	51,240
Cohen & Steers, Inc. (1)	3,000	79,470
Urbana Corp. - Class A *	21,500	67,656
		198,366
Commercial Banks - 2.23%
HDFC Bank Ltd. - ADR	300	29,472
State Bank of India - ADR	400	34,000
		63,472
Commercial Services & Supplies - 3.19%
Comdisco Holding Company, Inc.	9,300	90,954

Construction & Engineering - 0.46%
Noida Toll Bridge *	2,000	13,000

Diversified Financial Services - 5.25%
Climate Exchange plc *	700	25,715
CME Group, Inc. (1)	200	93,820
MarketAxess Holdings, Inc. * (1)	3,000	29,820
		149,355
Diversified Telecommunication Services - 7.97%
CIBL Inc. *	51	17,850
Lynch Interactive Corporation *	51	209,100
		226,950
Gaming - 2.93%
Melco International Development Limited	60,000	83,416

Holding Company - 7.54%
Groupe Bruxelles Lambert S.A. Strip VVPR *	160	5
Groupe Bruxelles Lambert S.A. *	1,760	214,759
		214,764
Internet & Catalog Retail - 0.15%
Liberty Media Corp * (1)	100	2,264
Liberty Media Holding Corporation - Interactive A *	126	2,034
		4,298
IT Services - 1.85%
Broadridge Financial Solutions, Inc.	3,000	52,800

Leisure Equipment & Products - 2.71%
Aruze Corp.	2,500	77,247

Media - 1.41%
Liberty Global, Inc. - Class A * (1)	30	1,022
Liberty Global, Inc. - Series C * (1)	30	974
Liberty Media Holding Corporation - Capital Series A * (1)	25	393
PrimaCom AG - ADR *	4,750	32,853
Warner Music Group Corp. (1)	1,000	4,980
		40,222
Metals & Mining - 0.44%
Vedanta Resources	300	12,479

Other Exchanges - 1.92%
Australian Stock Exchange Limited	1,600	54,688

Software - 1.85%
Financial Technologies (India) Ltd.	9,400	52,640

Transportation Infrastructure - 20.65%
Anhui Expressway Co., Ltd. - Class H	66,000	47,405
Beijing Capital International Airport Company Limited - Class H	200,000	181,172
Hainan Meilan International Airport Company Limited - Class H	52,000	53,853
Hopewell Highway	17,000	13,041
Hopewell Holdings Limited	16,000	60,751
Jiangsu Expressway Company Ltd. - Class H *	54,000	48,570
Macquarie Airports	20,000	59,038
Shenzhen Expressway Company Limited - Class H	54,000	41,284
Sichuan Expressway Co. Limited - Class H	114,000	41,161
Zhejiang Expressway Co, Limited - Class H	48,000	41,693
		587,968
U.S. Equity Exchanges - 9.76%
Nasdaq Stock Market Inc. *	4,000	154,640
NYSE Euronext	2,000	123,420
		278,060
Wireless Telecommunication Services - 0.00%
Sunshine PCS Corp - Class A	6,000	60
TOTAL COMMON STOCKS (Cost $2,368,068)		$2,460,773

PREFERRED STOCKS - 0.00%
Diversified Telecommunication Services - 0.00%
PTV, Inc. - Series A, CLB *
TOTAL PREFERRED STOCKS (Cost $3,774)	487	$134

RIGHTS - 2.45%
Commercial Services & Supplies - 2.45%
Comdisco Holding Company, Inc.
Rights Expiration Date: 12/31/2050
Strike Price $1.00 #
TOTAL RIGHTS (Cost $245,273)	581,000	$69,720

SHORT-TERM INVESTMENTS - 2.66%
Money Market Funds - 2.66%
First American Prime Obligations Fund - Class I
TOTAL SHORT-TERM INVESTMENTS (Cost $75,759)	75,759	$75,759

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING - 9.62%
Investment Companies - 9.62%
Mount Vernon Securities Lending Trust -
Prime Portfolio
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING (Cost $273,838)	273,838	$273,838

TOTAL INVESTMENTS (Cost $2,966,712)(a) - 101.14%		$2,880,224

Footnotes

Percentages are stated as a percent of net assets.

* - Non-income producing security.
# - Contingent value right (contingent upon profitability of company).
ADR - American Depository Receipt
CLB - Callable Security
(1) This security or a portion of this security was out on loan at March 31, 2008.
Total loaned securities had a market value of $261,286 at March 31, 2008.

(a) The cost basis of investments for federal tax purposes at March 31, 2008 was as follows@:

Cost of investments	$3,093,273
Gross unrealized appreciation		472,794
Gross unrealized depreciation		(685,843)
Net unrealized depreciation	$(213,049)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs of methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 2,700,275	$ —
Level 2 - Other significant observable inputs	162,099	—
Level 3 - Significant unobservable inputs	17,850	—
Total	$ 2,880,224	$ —

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 17,850	$ —
Accrued discounts/premiums	—	—
Realized gain (loss)*	—	—
Change in unrealized appreciation
(depreciation)	—	—
Net purchases (sales)	—	—
Transfer in and/or out of Level 3	—	—
Balance as of 3/31/08	$ 17,850	$ —

Schedule of Investments
March 31, 2008 (Unaudited)
Kinetics Paradigm Portfolio

	Shares	Value

COMMON STOCKS - 83.34%
Aerospace & Defense - 0.72%
CACI International, Inc. - Class A * (1)	622,000	$28,332,100

Airlines - 0.56%
Air China Limited - Class H	2,400,000	2,026,045
China Eastern Airlines Corporation Limited - ADR * (1)	40,000	2,024,964
China Eastern Airlines Corporation Limited - Class H	12,044,000	6,097,327
China Southern Airlines Company Limited - ADR *	18,000	713,700
China Southern Airlines Company Limited - Class H *	14,324,000	11,190,265
		22,052,301
Asian Exchanges - 4.98%
Hong Kong Exchanges & Clearing Limited	7,536,000	129,365,910
Osaka Securities Exchange Co., Ltd.	4,800	21,813,804
Singapore Exchange Limited	8,000,000	43,590,396
		194,770,110
Asset Management - 6.64%
Alliancebernstein Holding LP	28,000	1,774,640
BlackRock, Inc. (1)	240,400	49,084,872
Blackstone Group LP	536,000	8,511,680
Brookfield Asset Management Inc. - Class A	2,658,000	71,314,140
Cohen & Steers, Inc. (1)	512,000	13,562,880
Eaton Vance Corp. (1)	790,000	24,102,900
Fortress Investment Group LLC - Class A (1)	72,000	884,160
Franklin Resources, Inc. (1)	192,000	18,622,080
IGM Financial, Inc.	30,000	1,320,766
Legg Mason, Inc.	498,000	27,878,040
Power Corporation of Canada	1,032,000	34,183,837
Pzena Investment Management, Inc. (1)	352,000	3,984,640
T. Rowe Price Group, Inc.	28,000	1,400,000
US Global Investors, Inc. - Class A (1)	240,000	3,249,600
		259,874,235
Auto Components - 0.38%
Toyota Industries Corporation	420,000	14,915,730

Automobiles - 0.00%
Great Wall Motor Company Limited - Class H	20,000	19,299

Beverages - 0.56%
Constellation Brands, Inc. - Class A *	1,800	31,806
Pernod Ricard SA	41,680	4,287,695
Remy Cointreau	3,600	242,118
Tsingtao Brewery Co. Limited - Class H	5,926,000	17,513,058
		22,074,677
Biotechnology - 0.11%
Charles River Laboratories International, Inc. * (1)	74,000	4,361,560

Brokerage & Investment Banking - 0.52%
The Bear Stearns Companies Inc. (1)	280,000	2,937,200
Greenhill & Co., Inc. (1)	36,000	2,504,160
ICAP plc	320,000	3,613,630
Lazard Ltd. - Class A (1)	300,100	11,463,820
		20,518,810
Capital Markets - 5.49%
American Capital Strategies Ltd. (1)	74,000	2,527,840
The Bank of New York Mellon Corp.	1,600,060	66,770,504
Collins Stewart plc	40,000	97,446
GFI Group, Inc.	46,000	2,635,800
The Goldman Sachs Group, Inc. (1)	320,000	52,924,800
LaBranche & Co Inc. * (1)	2,082,000	9,056,700
Lehman Brothers Holdings, Inc. (1)	272,000	10,238,080
Northern Trust Corp. (1)	274,000	18,212,780
State Street Corporation	636,248	50,263,592
Tullett Prebon plc	72,000	680,533
Urbana Corp. - Class A *	424,000	1,334,229
		214,742,304
Chemicals - 1.04%
Novozymes A/S - Class B	200	18,715
Potash Corporation of Saskatchewan Inc. (1)	1,200	186,252
Sigma-Aldrich Corp. (1)	682,000	40,681,300
		40,886,267
Commercial Banks - 1.90%
Bank of China Ltd. - Class H *	12,000,000	5,119,079
Cathay General Bancorp (1) *	144,000	2,985,120
Center Financial Corporation	224,000	2,029,440
China Construction Bank Corp. - Class H	10,000,000	7,465,324
East West Bancorp, Inc. (1)	144,000	2,556,000
Hanmi Financial Corporation (1)	224,000	1,655,360
HDFC Bank Ltd. - ADR (1)	80,000	7,859,200
ICICI Bank Limited - ADR	270,000	10,311,300
Industrial & Commercial Bank of China - Class H	8,000,000	5,571,367
M&T Bank Corporation (1)	200,000	16,096,000
Nara Bancorp, Inc.	208,000	2,701,920
State Bank of India - ADR	14,000	1,190,000
State Bank of India - GDR (1)	58,000	4,930,000
UCBH Holdings, Inc. (1)	288,000	2,234,880
Wilshire Bancorp, Inc.	200,000	1,528,000
		74,232,990
Commercial Services & Supplies - 0.01%
The Brink's Co.	6,000	403,080
Equifax Inc. (1)	100	3,448
		406,528
Consumer Finance - 0.06%
The Student Loan Corporation	21,900	2,165,910

Diversified Consumer Services - 0.48%
H&R Block, Inc. (1)	106,000	2,200,560
Sotheby's (1)	570,000	16,478,700
		18,679,260
Diversified Financial Services - 6.05%
Climate Exchange plc *	78,000	2,865,382
CME Group, Inc. (1)	220,600	103,483,460
IntercontinentalExchange Inc. * (1)	324,000	42,282,000
London Stock Exchange Group plc	2,320,291	55,627,672
Montreal Exchange, Inc.	72,000	2,320,386
Nymex Holdings, Inc. (1)	168,000	15,225,840
Pargesa Holding SA	80,000	8,917,531
Texas Pacific Land Trust (1)	144,000	5,940,000
		236,662,271
Diversified Telecommunication Services - 0.01%
China Netcom Group - ADR (1)	4,000	231,960
China Telecom Corp Ltd. - Class H	200,000	125,407
		357,367
Electric Utilities - 3.04%
Allegheny Energy, Inc. (1)	900,000	45,450,000
Brookfield Infrastructure Partners LP (1)	103,920	1,761,444
Datang International Power Generation Company Limited - Class H	18,000,000	9,552,017
Huadian Power International Corporation - Class H *	1,440,000	358,952
Huaneng Power International, Inc. - ADR (1)	710,000	21,683,400
Korea Electric Power Corporation - ADR (1)	640,000	9,625,600
Sierra Pacific Resources	1,978,000	24,982,140
Unified Energy System - ADR (1)	52,000	5,402,800
		118,816,353
European Exchanges - 1.60%
Bolsas Y Mercados Espanoles	160,000	7,815,475
Deutsche Boerse AG	312,000	50,257,116
Hellenic Exchanges S.A. Holding	36,000	854,802
OMX AB	88,000	3,858,058
		62,785,451
Food Products - 0.08%
Archer-Daniels-Midland Company	40,000	1,646,400
Bunge Limited (1)	14,000	1,216,320
Cadbury Schweppes plc - ADR *	4,000	176,880
		3,039,600
Gaming - 4.28%
International Game Technology (1)	86,000	3,458,060
Las Vegas Sands Corp. * (1)	638,000	46,982,320
Melco International Development Limited	3,256,000	4,526,725
MGM Mirage * (1)	644,400	37,871,388
Wynn Resorts, Limited (1)	740,000	74,473,600
		167,312,093
Health Care Equipment & Supplies - 0.08%
Becton, Dickinson & Co.	34,000	2,918,900
Stryker Corp. (1)	6,000	390,300
		3,309,200
Holding Company - 6.05%
Berkshire Hathaway Inc. - Class A *	406	54,160,400
Berkshire Hathaway Inc. - Class B * (1)	9,616	43,011,406
Groupe Bruxelles Lambert S.A. Strip VVPR *	24,000	758
Groupe Bruxelles Lambert S.A. *	264,000	32,213,827
Leucadia National Corporation (1)	2,294,000	103,734,680
Power Financial Corp.	108,000	3,694,169
		236,815,240
Hotels Restaurants & Leisure - 0.11%
Lottomatica Spa	2,000	62,235
Melco PBL Entertainment (Macau) Limited - ADR *	180,045	2,048,912
Triarc Companies, Inc. - Class A	340,000	2,142,000
		4,253,147
Household Durables - 1.39%
Fortune Brands, Inc. (1)	4,000	278,000
Icahn Enterprises LP	494,000	40,755,000
Jarden Corporation *	606,000	13,174,440
		54,207,440
Household Products - 0.10%
Energizer Holdings, Inc. * (1)	44,000	3,981,120

Independent Power Producers & Energy Traders - 2.45%
Calpine Corp. *	2,520,049	46,394,106
Dynegy Inc. - Class A *	3,600,165	28,405,302
Mirant Corp * (1)	584,000	21,251,760
		96,051,168
Insurance - 2.52%
China Life Insurance Co., Limited - ADR (1)	160,666	8,364,272
China Life Insurance Co., Limited - Class H	144,000	494,947
Great West Lifeco, Inc. * (1)	128,000	3,860,763
Loews Corporation (1)	48,000	1,930,560
Markel Corporation *	80,000	35,197,600
PICC Property & Casualty Co. Ltd. - Class H	4,872,000	4,400,835
Ping An Insurance Group Company of China Limited - Class H	2,080,000	14,739,453
The Progressive Corporation (1)	784,000	12,598,880
Wesco Financial Corporation	1,700	686,800
White Mountains Insurance Group Ltd.	34,400	16,512,000
		98,786,110
Internet & Catalog Retail - 0.06%
eBay, Inc. *	78,000	2,327,520

Internet Software & Services - 0.07%
Google Inc. - Class A * (1)	6,200	2,730,914

IT Services - 0.49%
Broadridge Financial Solutions, Inc.	180,000	3,168,000
Iron Mountain Incorporated * (1)	86,000	2,273,840
Mastercard, Inc. - Class A (1)	42,000	9,365,580
Western Union Company	200,000	4,254,000
		19,061,420
Media - 1.15%
DreamWorks Animation SKG, Inc. - Class A *	456,000	11,755,680
The E.W. Scripps Company - Class A (1)	138,000	5,797,380
Getty Images, Inc. *	50,000	1,600,000
The McGraw-Hill Companies, Inc. (1)	108,000	3,990,600
The Walt Disney Co. (1)	18,400	577,392
Warner Music Group Corp. (1)	1,600,000	7,968,000
The Washington Post Company - Class B (1)	20,200	13,362,300
Xinhua Finance Ltd. *	100	7,815
		45,059,167
Metals & Mining - 3.00%
Anglo American plc - ADR (1)	2,284,080	67,997,062
Commercial Metals Company	360,000	10,789,200
Franco-Nevada Corporation *	510,000	10,061,376
Freeport-McMoRan Copper & Gold Inc. (1)	2,680	257,870
Rio Tinto plc - ADR (1)	60,000	24,710,400
Yanzhou Coal Mining Company Limited - ADR (1)	16,000	1,132,747
Yanzhou Coal Mining Company Limited - Class H	1,800,000	2,548,746
		117,497,401
Multiline Retail - 0.89%
Sears Holdings Corporation * (1)	342,400	34,955,616

Multi-Utilities - 2.88%
CenterPoint Energy, Inc. (1)	1,000,000	14,270,000
CMS Energy Corporation (1)	870,000	11,779,800
NRG Energy, Inc. * (1)	558,000	21,756,420
Reliant Energy Inc. *	2,746,000	64,942,900
		112,749,120
Oil, Gas & Consumable Fuels - 11.66%
Cameco Corporation (1)	360,000	11,858,400
Canadian Natural Resources Ltd.	750,000	51,195,000
Canadian Oil Sands Trust (1)	1,726,000	69,810,438
China Coal Energy Company - Class H	4,000,000	6,969,348
China Petroleum & Chemical Corp - Class H	360,000	308,070
China Shenhua Energy Company Limited *	144,000	575,434
CNOOC Limited	1,800,000	2,659,762
CNOOC Limited - ADR (1)	228,000	33,468,120
El Paso Corporation (1)	1,880,000	31,283,200
Encana Corporation (1)	456,000	34,542,000
Gazprom OAO - ADR	1,174,000	59,287,000
Imperial Oil Ltd. (1)	602,000	31,460,520
Marathon Oil Corp.	204,060	9,305,136
National Energy Group, Inc. *	50,000	190,000
Nexen Inc. (1)	634,000	18,772,740
Norsk Hydro ASA - ADR	152,000	2,219,398
Penn West Energy Trust (1)	532,000	14,885,360
Petro-Canada (1)	240,000	10,418,400
PetroChina Company Limited - ADR (1)	30,000	3,759,300
Petroleo Brasileiro S.A. - ADR (1)	20,000	2,042,200
StatoilHydro ASA - ADR (1)	144,054	4,302,893
Suncor Energy, Inc.	590,000	56,846,500
WesternZagros Resources Ltd. *	34,400	81,773
		456,240,992
Other Exchanges - 1.17%
Australian Stock Exchange Limited	900,000	30,761,920
JSE Limited	720,000	5,770,654
New Zealand Exchange Limited	24,329	138,865
TSX Group Inc.	244,000	9,230,377
		45,901,816
Paper & Forest Products - 0.00%
Pope Resources LP *	1,800	62,100

Pharmaceuticals - 0.16%
China Pharmaceutical Group Limited *	1,000,000	300,669
Novo-Nordisk A/S - ADR (1)	84,000	5,816,160
		6,116,829
Publishing - 0.50%
John Wiley & Sons, Inc. - Class A	8,000	317,600
John Wiley & Sons, Inc. - Class B (1)	2,000	78,920
Moody's Corporation (1)	544,000	18,947,520
R.H. Donnelley Corporation * (1)	50,000	253,000
		19,597,040

Real Estate - 0.32%
Cheung Kong (Holdings) Ltd.	432,000	6,133,644
Henderson Land Development Co Ltd.	864,000	6,139,194
Shun Tak Holdings Limited	72,000	95,289
		12,368,127
Real Estate Investment Trusts (REITS) - 1.22%
Alexander's, Inc. *	20,000	7,090,000
Deerfield Capital Corp.	36,050	50,830
The Link REIT	5,000,000	11,088,768
Vornado Realty Trust (1)	340,000	29,311,400
		47,540,998
Real Estate Management & Development - 1.65%
Forest City Enterprises, Inc. - Class A (1)	1,320,400	48,590,720
New World China Land Limited	1,280,000	812,474
The St. Joe Company (1)	188,000	8,070,840
Wharf Holdings Ltd.	1,470,000	6,922,513
		64,396,547
Road & Rail - 0.43%
Burlington Northern Santa Fe Corp.	47,600	4,389,672
CSX Corp. (1)	66,000	3,700,620
Guangshen Railway Company Limited - ADR (1)	12,000	315,600
Guangshen Railway Company Limited - Class H	360,000	187,340
Norfolk Southern Corp.	64,200	3,487,344
Union Pacific Corp.	37,000	4,639,060
		16,719,636
Software - 0.04%
Financial Technologies (India) Ltd.	288,400	1,615,040

State Commercial Banks - 0.01%
Preferred Bank Los Angeles	18,000	300,420

Thrifts & Mortgage Finance - 0.28%
Federal National Mortgage Association (1)	416,000	10,949,120

Transportation By Air - 0.01%
Grupo Aeroportuario del Pacifico SA de CV - ADR (1)	11,000	495,000

Transportation Infrastructure - 1.70%
Anhui Expressway Co, Ltd - Class H	5,180,000	3,720,609
Beijing Capital International Airport Co. Ltd. - Class H	33,080,000	29,965,886
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - ADR	12,000	267,600
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	11,000	626,890
Hainan Meilan International Airport Company Limited - Class H	4,000,000	4,142,548
Hopewell Holdings Limited	500,000	1,898,454
Jiangsu Expressway Company Ltd. - Class H *	6,000,000	5,396,619
Shenzhen Expressway Company Limited - Class H	8,800,000	6,727,786
Sichuan Expressway Co. Limited - Class H	18,000,000	6,499,072
Tianjin Port Development Holdings Ltd.	2,000,000	848,040
Zhejiang Expressway Co., Limited - Class H	7,200,000	6,253,911
		66,347,415
U.S. Equity Exchanges - 4.33%
Nasdaq Stock Market Inc. * (1)	2,324,000	89,845,840
NYSE Euronext (1)	1,290,552	79,639,964
		169,485,804
Wireless Telecommunication Services - 0.11%
China Mobile Limited	200,000	2,975,850
China Unicom Limited	640,000	1,346,996
		4,322,846

TOTAL COMMON STOCKS (Cost $3,128,969,785)		$3,261,249,529

ESCROW NOTES - 0.00%
Calpine Corporation (converted from Calpine Corp., 8.500%, 02/15/2011) * (1)	1,000,000	0
Calpine Corporation (converted from Calpine Corp., 10.500%, 05/15/2015) *	300,000	0
Calpine Corporation (converted from Calpine Corp., 7.625%, 04/15/2050) *	100,000	0
Calpine Corporation (converted from Calpine Corp., 8.750%, 07/15/2008) *	200,000	0
Calpine Corporation (converted from Calpine Corp., 7.875%, 04/01/2008) *	200,000	0
Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023) *	42,200,000	4
TOTAL ESCROW NOTES (Cost $0)		$4

	Principal
	Amount
CORPORATE BONDS - 0.04%
Diversified Financial Services - 0.04%
FINOVA Group, Inc.
7.500%, 11/15/2009, Acquired
10/19/2006-3/29/2007 at $2,775,287
(Default Effective 4/29/2005) *
TOTAL CORPORATE BONDS (Cost $5,562,860)	$9,503,880	$1,401,822

CALL OPTIONS PURCHASED - 0.02%	Contracts
Leucadia National Corporation
Expiration: January 2009,
Exercise Price: $20.00	72	184,320
Loews Corporation
Expiration: January 2009,
Exercise Price: $25.00	500	805,000
TOTAL CALL OPTIONS PURCHASED (Cost $1,557,476)		$989,320

SHORT-TERM INVESTMENTS - 16.48%	Shares
Money Market Funds - 0.00%
First American Prime Obligations Fund - Class I	2,207	2,207

	Principal
Commercial Paper - 16.48%	Amount
US Bancorp
2.186%, 4/01/2008	$644,817,000	644,817,000
TOTAL SHORT-TERM INVESTMENTS (Cost $644,819,207)		$644,819,207

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING - 23.53%
Investment Companies - 23.53%
Mount Vernon Securities Lending Trust -
Prime Portfolio
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING (Cost $920,884,995)	920,884,995	$920,884,995
TOTAL INVESTMENTS (Cost $4,701,794,323)(a) - 123.41%
		$4,829,344,877

Footnotes

Percentages are stated as a percent of net assets.

* - Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt
(1) This security or a portion of this security was out on loan at March 31, 2008. Total loaned securities had a market value of $899,748,970 at March 31, 2008.

(a)The cost basis of investments for federal tax purposes at March 31, 2008 was as follows@:

Cost of investments	$4,716,024,881
Gross unrealized appreciation		575,201,029
Gross unrealized depreciation		(461,881,033)
Net unrealized appreciation	$113,319,996

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 3,953,635,885	$ —
Level 2 - Other significant observable inputs	875,708,988	—
Level 3 - Significant unobservable inputs	4	—
Total	$ 4,829,344,877	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ —	$ —
Accrued discounts/premiums	—	—
Realized gain (loss)*	—	—
Change in unrealized appreciation
(depreciation)	—	—
Net purchases (sales)	—	—
Transfer in and/or out of Level 3	4	—
Balance as of 3/31/08	$ 4	$ —

Schedule of Investments
March 31, 2008 (Unaudited)
Kinetics Medical Portfolio

	Shares	Value
COMMON STOCKS - 97.56%
Biotechnology - 29.81%
AEterna Zentaris Inc. *(1)	90,500	$93,215
Albany Molecular Research, Inc. *(1)	30,000	364,200
Arena Pharmaceuticals, Inc. *	14,000	95,760
AVAX Technologies, Inc. *	50,000	4,500
Avigen, Inc. *	27,000	75,330
Biogen Idec, Inc. *(1)	18,250	1,125,842
Cell Genesys, Inc. *(1)	61,725	145,054
Cubist Pharmaceuticals, Inc. *(1)	2,000	36,840
CuraGen Corporation *	16,000	12,800
deCODE genetics, Inc. *(1)	11,000	16,830
Dendreon Corporation *(1)	29,000	139,780
Favrille Inc. *(1)	43,000	68,370
Human Genome Sciences, Inc. *(1)	21,000	123,690
ImmunoGen, Inc. *	14,000	50,120
Invitrogen Corp. *(1)	11,000	940,170
Isotechnika, Inc. *	40,000	35,852
Medarex, Inc *(1)	20,000	177,000
Metabasis Therapeutics, Inc. *	27,000	55,620
Millennium Pharmaceuticals, Inc. *(1)	42,296	653,896
Oncothyreon, Inc. *(1)	15,333	65,319
Progenics Pharmaceuticals, Inc. *(1)	9,200	60,076
Savient Pharmaceuticals Inc *(1)	25,000	500,000
Targeted Genetics Corp. *	1,000	990
Telik, Inc. *(1)	28,000	68,320
Vical Incorporated *(1)	33,500	117,920
		5,027,494
Chemicals - 3.28%
Atrium Innovations Inc.	4,884	75,179
The Dow Chemical Co. (1)	13,000	479,050
		554,229
Health Care Equipment & Supplies - 3.39%
Covidien Ltd.	12,750	564,187
Theragenics Corporation *	2,000	7,880
		572,067
Health Care Providers & Services - 0.26%
IMPATH Bankruptcy Liquidating Trust - Class A	26,000	43,420
Life Sciences Tools & Services - 8.65%
Lonza Group AG	11,000	1,458,765
Pharmaceuticals - 52.17%
Abbott Laboratories *	16,000	882,400
Antigenics, Inc. *(1)	892	2,105
Bristol-Meyers Squibb Company	23,000	489,900
China Pharmaceutical Group Limited *	1,440,000	432,963
Eli Lilly and Company	14,000	722,260
Epicept Corporation *(1)	2,039	1,081
Genzyme Corporation *	15,538	1,158,203
GlaxoSmithKline plc - ADR	19,673	834,725
Johnson & Johnson	15,000	973,050
Novartis AG - ADR (1)	23,000	1,178,290
Pain Therapeutics, Inc. *(1)	20,000	169,000
Pfizer, Inc	27,000	565,110
Sanofi-Aventis - ADR (1)	8,000	300,320
Schering Plough Corporation	15,000	216,150
Simcere Pharmaceutical Group - ADR *	28,000	292,880
Wyeth	13,900	580,464
		8,798,901

TOTAL COMMON STOCKS (Cost $17,137,947)		$16,454,876

RIGHTS - 0.00%
Biotechnology - 0.00%
OSI Pharmaceuticals, Inc. *
Expiration Date: 06/28/2008, Strike Price $1.00 #
TOTAL RIGHTS (Cost $0)	13,932	$3

SHORT-TERM INVESTMENTS - 2.39%
Money Market Funds - 0.21%
First American Prime Obligations Fund - Class I	35,857	35,857

	Principal
Commercial Paper - 2.18%	Amount
US Bancorp
2.186%, 04/01/2008	$367,000	367,000
TOTAL SHORT-TERM INVESTMENTS (Cost $402,857)
		$402,857
INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING - 34.89%	Shares
Investment Companies - 34.89%
Mount Vernon Securities Lending Trust -
Prime Portfolio
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING (Cost $5,884,163)	5,884,163	$5,884,163

TOTAL INVESTMENTS (Cost $23,424,967)(a) - 134.84%		$22,741,899

Footnotes

Percentages are stated as a percent of net assets.

* - Non-income producing security.
# - Contingent value right (Contingent upon profitability of company)
ADR - American Depository Receipt
(1) This security or a portion of this security was out on loan at March 31, 2008. Total loaned securities had a market value of $5,682,337 at March 31, 2008.

(a) The cost basis of investments for federal tax purposes at March 31, 2008 was as follows @:

Cost of investments	$23,488,421
Gross unrealized appreciation		3,554,290
Gross unrealized depreciation		(4,300,812)
Net unrealized depreciation	$(746,522)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 19,768,684	$ —
Level 2 - Other significant observable inputs	2,973,215	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 22,741,899	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2008 (Unaudited)
Kinetics Small Cap Opportunities Portfolio

	Shares	Value

COMMON STOCKS - 97.47%
Aerospace & Defense - 2.13%
Alliant Techsystems, Inc. *(1)	1,000	$103,530
Bombardier Inc. *(1)	360,000	1,918,457
CACI International, Inc. - Class A *(1)	280,000	12,754,000
MTC Technologies, Inc. *(1)	4,000	95,120
		14,871,107
Airlines - 4.06%
Air China Limited - Class H	620,000	523,395
China Eastern Airlines Corporation Limited - ADR *(1)	140,000	7,087,374
China Eastern Airlines Corporation Limited - Class H	6,800,000	3,442,529
China Southern Airlines Company Limited - ADR *(1)	160,000	6,344,000
China Southern Airlines Company Limited - Class H *	14,040,000	10,968,398
		28,365,696
Asian Exchanges - 5.41%
Hong Kong Exchanges & Clearing Limited	582,000	9,990,839
Osaka Securities Exchange Co., Ltd.	1,800	8,180,176
Singapore Exchange Limited	3,600,000	19,615,678
		37,786,693
Asset Management - 5.63%
Cohen & Steers, Inc. (1)	360,000	9,536,400
Eaton Vance Corp. (1)	640,000	19,526,400
Fortress Investment Group LLC - Class A (1)	80,000	982,400
Pzena Investment Management, Inc. (1)	320,000	3,622,400
US Global Investors, Inc. - Class A (1)	400,000	5,416,000
Value Partners Group Limited	300,000	225,502
		39,309,102
Beverages - 2.60%
Tsingtao Brewery Co. Limited - Class H	6,136,000	18,133,669
Capital Markets - 2.89%
Capital Southwest Corp. (1)	12,800	1,583,616
GFI Group, Inc. (1)	90,000	5,157,000
Guardian Capital Group Ltd.	2,000	19,241
International Assets Holding Corporation *(1)	200,000	4,992,000
Invesco Ltd. (1)	40,000	974,400
LaBranche & Co. Inc. *(1)	920,000	4,002,000
Urbana Corp. - Class A *	672,000	2,114,628
Van der Moolen Holding N.V. - ADR *(1)	320,427	1,360,725
		20,203,610
Commercial Banks - 3.05%
BLOM Bank SAL - ADR	30,000	2,763,000
Cathay General Bancorp (1)	180,000	3,731,400
Center Financial Corporation	220,000	1,993,200
East West Bancorp, Inc. (1)	136,000	2,414,000
Farmers & Merchants Bank of Long Beach	31	204,290
First Bank of Delaware *	344,000	894,400
Hanmi Financial Corporation (1)	246,062	1,818,398
Nara Bancorp, Inc. (1)	270,000	3,507,300
UCBH Holdings, Inc. (1)	258,000	2,002,080
Wilshire Bancorp, Inc.	256,000	1,955,840
		21,283,908
Commercial Services & Supplies - 0.86%
Comdisco Holding Company, Inc. *	9,000	88,020
Courier Corporation (1)	50,000	1,247,500
Loring Ward International Ltd.	1,000	11,739
Pico Holdings, Inc. *(1)	72,000	2,176,560
Ritchie Bros. Auctioneers, Incorporated (1)	30,000	2,463,600
		5,987,419
Construction & Engineering - 0.48%
Quanta Services, Inc. *(1)	144,000	3,336,480
Consumer Finance - 0.02%
The Student Loan Corporation	1,200	118,680
Containers & Packaging - 0.00%
Viskase Companies, Inc. *(1)	1,500	1,050
Diversified Consumer Services - 1.99%
Sotheby's (1)	480,000	13,876,800
Diversified Financial Services - 7.62%
Climate Exchange plc *	82,000	3,012,325
IntercontinentalExchange Inc. *(1)	180,000	23,490,000
London Stock Exchange Group plc	572,000	13,713,378
Montreal Exchange, Inc.	96,000	3,093,848
Texas Pacific Land Trust	240,000	9,900,000
Xinhua Finance Ltd. *	300	23,445
		53,232,996
Diversified Telecommunication Services - 0.01%
CIBL Inc. *	18	6,300
LICT Corporation *	18	73,800
		80,100
Electric Utilities - 4.02%
Allegheny Energy, Inc. *(1)	120,000	6,060,000
China Resources Power Holdings Company Limited	100,000	196,591
Cuban Electric Company *	45	1,350
Datang International Power Generation Company Limited - Class H	16,400,000	8,702,948
Huadian Power International Corporation - Class H *	2,480,000	618,196
Sierra Pacific Resources (1)	992,000	12,528,960
		28,108,045
Energy - 0.56%
Siem Industries Inc.	50,000	3,881,250
European Exchanges - 1.57%
Bolsas Y Mercados Espanoles	24,000	1,172,321
Hellenic Exchanges S.A. Holding	66,000	1,567,137
OMX AB	188,000	8,242,214
		10,981,672
Finanical Services - Diversified - 0.00%
RHJ International *	400	4,522
Gas Utilities - 0.53%
Southern Union Company (1)	160,263	3,729,308
Holding Company - 6.63%
BAM Investments Ltd. *(1)	194,400	4,071,898
Icahn Enterprises LP	511,800	42,223,500
		46,295,398
Hotels Restaurants & Leisure - 0.50%
Bains Mer Monaco	18	15,630
Triarc Companies, Inc. - Class A	550,000	3,465,000
		3,480,630
Household Durables - 2.05%
Jarden Corporation *(1)	660,000	14,348,400

Independent Power Producers & Energy Traders - 3.61%
Calpine Corp. *(1)	709,128	13,055,046
Dynegy Inc. - Class A *(1)	1,540,000	12,150,600
		25,205,646
Industrial Conglomerates - 1.08%
Alleghany Corporation *	3,745	1,279,068
Melco International Development Limited	4,500,000	6,256,224
		7,535,292
Insurance - 2.21%
Covanta Holding Corporation *(1)	400,000	11,000,000
Markel Corporation *	8,000	3,519,760
National Western Life Insurance Company - Class A	1,600	346,864
Wesco Financial Corporation	1,400	565,600
		15,432,224
IT Services - 0.82%
Broadridge Financial Solutions, Inc.	180,000	3,168,000
ManTech International Corporation - Class A *(1)	56,000	2,540,160
		5,708,160
Machinery - 0.36%
American Railcar Industries, Inc. (1)	120,000	2,439,600
Oshkosh Truck Corporation (1)	2,000	72,560
		2,512,160
Media - 3.10%
DreamWorks Animation SKG, Inc. - Class A *(1)	350,000	9,023,000
Gemstar-TV Guide International, Inc. *(1)	480,000	2,256,000
Interactive Data Corporation (1)	12,000	341,640
PrimaCom AG - ADR *	54,000	373,488
Warner Music Group Corp. (1)	1,942,000	9,671,160
		21,665,288
Metals & Mining - 5.63%
Commercial Metals Company	280,000	8,391,600
Fortescue Metals Group Ltd. *	1,400,000	8,329,297
Franco-Nevada Corporation *	306,000	6,036,826
Inmet Mining Corporation	192,000	14,028,935
Yanzhou Coal Mining Company Limited - Class H	1,800,000	2,548,746
		39,335,404
Multi-Utilities - 10.21%
Aquila, Inc. *(1)	2,126,000	6,824,460
CMS Energy Corporation (1)	1,200,000	16,248,000
NRG Energy, Inc. *(1)	40,000	1,559,600
Reliant Energy Inc. *(1)	1,976,000	46,732,400
		71,364,460
Oil, Gas & Consumable Fuels - 2.24%
Atlas Pipeline Holdings LP (1)	56,000	1,532,160
Biloxi Marsh Lands Corporation	100	2,755
Buckeye GP Holdings LP	96,000	2,214,720
China Coal Energy Company - Class H	1,800,000	3,136,207
Keweenaw Land Association Ltd	300	73,500
National Energy Group, Inc. *	382,000	1,451,600
Penn Virginia GP Holdings LP	124,000	3,357,920
UTS Energy Corporation *(1)	760,000	3,872,375
		15,641,237
Other Exchanges - 1.70%
Australian Stock Exchange Limited	144,000	4,921,907
JSE Limited	720,000	5,770,654
New Zealand Exchange Limited	206,988	1,181,450
		11,874,011
Personal Products - 0.11%
Chattem, Inc. *(1)	12,000	796,080
Pharmaceuticals - 0.08%
China Pharmaceutical Group Limited *	1,928,000	579,689
Publishing - 0.23%
R.H. Donnelley Corporation *(1)	180,246	912,045
Value Line, Inc.	14,400	660,960
		1,573,005
Real Estate - 0.03%
Solidere - GDR	800	17,680
Tejon Ranch Co. *(1)	6,000	223,920
		241,600
Real Estate Investment Trusts (REITs) - 2.80%
Alexander's, Inc. *(1)	30,000	10,635,000
Deerfield Capital Corp.	60,648	85,514
The Link REIT	4,000,000	8,871,014
		19,591,528
Real Estate Management & Development - 0.08%
Forest City Enterprises, Inc. - Class A (1)	16,000	588,800
Software - 0.26%
Financial Technologies (India) Ltd. - GDR	324,400	1,816,640
State Commercial Banks - 0.22%
Preferred Bank Los Angeles	94,000	1,568,860
Transportation Infrastructure - 5.09%
Beijing Capital International Airport Co. Ltd. - Class H	17,868,000	16,185,927
Hainan Meilan International Airport Company Limited - Class H	6,052,000	6,267,675
Shenzhen Expressway Company Limited - Class H	1,008,000	770,637
Sichuan Expressway Co. Limited - Class H	30,772,000	11,110,524
Tianjin Port Development Holdings Ltd.	1,440,000	610,589
Zhejiang Expressway Co., Limited - Class H	720,000	625,391
		35,570,743
U.S. Equity Exchanges - 5.00%
Nasdaq Stock Market Inc. *(1)	840,000	32,474,400
NYSE Euronext (1)	40,266	2,484,815
		34,959,215

TOTAL COMMON STOCKS (Cost $686,032,612)		$680,976,577

ESCROW NOTES - 0.00%
Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023) *
TOTAL ESCROW NOTES (Cost $0)	14,400,000	$1

	Principal
	Amount
CORPORATE BONDS - 0.06%
Diversified Financial Services - 0.06%
FINOVA Group, Inc.
7.500%, 11/15/2009, Acquired
10/19/2006-5/17/2007 at $741,082
(Default Effective 4/29/2005) *
TOTAL CORPORATE BONDS (Cost $1,143,429)	$2,783,965	$410,635

	Shares
RIGHTS - 0.16%
Commercial Services & Supplies - 0.16%
Comdisco Holding Company, Inc. -
Rights Expiration Date: 12/31/2050,
Strike Price $1.00 #
TOTAL RIGHTS (Cost $2,836,438)	9,050,400	$1,086,048

CALL OPTIONS	Contracts
PURCHASED - 0.01%
Loews Corp.
Expiration: January 2009, Exercise Price: $30.00
TOTAL CALL OPTIONS PURCHASED (Cost $90,828)	36	$43,200

	Shares
SHORT-TERM INVESTMENTS - 2.26%
Money Market Funds - 0.06%
First American Prime Obligations Fund - Class I	432,907	432,907

	Principal
	Amount
Commercial Paper - 2.20%
US Bancorp	$15,392,000	15,392,000
2.186%, 04/01/2008
TOTAL SHORT-TERM INVESTMENTS (Cost $15,824,906)		$15,824,907

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING - 33.79%	Shares
Investment Companies - 33.79%
Mount Vernon Securities Lending Trust -
Prime Portfolio
TOTAL INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING (Cost $236,104,831)	236,104,831	$236,104,831

TOTAL INVESTMENTS (Cost $942,033,044)(a) - 133.75%		$934,446,199

Footnotes

Percentages are stated as a percent of net assets.

* - Non-income producing security.
# - Contingent value right (contingent upon profitability of company).
ADR - American Depository Receipt
GDR - Global Depository Receipt
(1) This security or a portion of this security was out on loan at March 31, 2008. Total loaned securities had a market value of $225,923,712 at March 31, 2008.

(a) The cost basis of investments for federal tax purposes at March 31, 2008 was as follows @:

Cost of investments	$947,225,811
Gross unrealized appreciation		130,318,686
Gross unrealized depreciation		(143,098,298)
Net unrealized depreciation	$(12,779,612)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 892,710,521	$ —
Level 2 - Other significant observable inputs	41,729,377	—
Level 3 - Significant unobservable inputs	6,301	—
Total	$ 934,446,199	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 6,300	$ —
Accrued discounts/premiums	—	—
Realized gain (loss)*	—	—
Change in unrealized appreciation
(depreciation)	—	—
Net purchases (sales)	—	—
Transfer in and/or out of Level 3	1	—
Balance as of 3/31/08	$ 6,301	$ —

Schedule of Investments
March 31, 2008 (Unaudited)
Kinetics Government Money Market Portfolio

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 100.44%
Commercial Paper - 100.44%
US Bancorp
2.186%, 04/01/2008
TOTAL SHORT-TERM INVESTMENTS (Cost $2,349,000)	$2,349,000	$2,349,000

TOTAL INVESTMENTS (Cost $2,349,000)(a) - 100.44%		$2,349,000

Footnotes

Percentages are stated as a percent of net assets.

(a) The cost basis of investments for federal tax purposes at March 31, 2008 was as follows @:

Cost of investments	$2,349,000
Gross unrealized appreciation		—
Gross unrealized depreciation		—
Net unrealized appreciation	$—

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ —	$ —
Level 2 - Other significant observable inputs	2,349,000	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 2,349,000	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2008 (Unaudited)
Kinetics Market Opportunities Portfolio

	Shares	Value
COMMON STOCKS - 92.92%
Asian Exchanges - 7.76%
Hong Kong Exchanges & Clearing Limited	232,000	$3,982,602
Osaka Securities Exchange Co., Ltd.	180	818,018
Singapore Exchange Limited	540,000	2,942,352
		7,742,972
Asset Management - 19.37%
Alliancebernstein Holding L.P.	8,000	507,040
BlackRock, Inc. (1)	9,000	1,837,620
Blackstone Group LP	82,000	1,302,160
Brookfield Asset Management Inc. - Class A (1)	86,000	2,307,380
Cohen & Steers, Inc. (1)	28,000	741,720
Eaton Vance Corp. (1)	94,000	2,867,940
Federated Investors, Inc.	3,800	148,808
Fortress Investment Group LLC - Class A (1)	18,000	221,040
Franklin Resources, Inc. (1)	18,200	1,765,218
IGM Financial, Inc.	3,000	132,077
Janus Capital Group, Inc. (1)	200	4,654
Legg Mason, Inc.	34,000	1,903,320
Power Corporation of Canada	92,000	3,047,396
Pzena Investment Management, Inc. (1)	144,000	1,630,080
T. Rowe Price Group, Inc. (1)	8,400	420,000
US Global Investors, Inc. - Class A (1)	36,000	487,440
		19,323,893
Brokerage & Investment Banking - 0.29%
The Bear Stearns Companies Inc. (1)	6,000	62,940
ICAP plc	20,000	225,852
		288,792
Capital Markets - 15.37%
American Capital Strategies Ltd. (1)	28,000	956,480
The Bank of New York Mellon Corp.	98,856	4,125,261
Collins Stewart plc	6,000	14,617
GFI Group, Inc.	6,000	343,800
The Goldman Sachs Group, Inc. (1)	7,200	1,190,808
International Assets Holding Corporation *(1)	8,200	204,672
LaBranche & Co. Inc. *	60,000	261,000
Lehman Brothers Holdings, Inc. (1)	8,400	316,176
Northern Trust Corp.	28,000	1,861,160
State Street Corporation	60,018	4,741,422
Tullett Prebon plc	6,000	56,711
Urbana Corp. - Class A *	400,000	1,258,707
		15,330,814
Commercial Banks - 0.45%
Cathay General Bancorp (1)	3,600	74,628
Center Financial Corporation	6,000	54,360
East West Bancorp, Inc. (1)	3,600	63,900
Hanmi Financial Corporation	6,800	50,252
Nara Bancorp, Inc. (1)	7,000	90,930
UCBH Holdings, Inc. (1)	7,600	58,976
Wilshire Bancorp, Inc.	7,200	55,008
		448,054
Diversified Consumer Services - 1.27%
Sotheby's (1)	44,000	1,272,040
Diversified Financial Services - 13.42%
Climate Exchange plc *	36,000	1,322,484
CME Group, Inc. (1)	9,085	4,261,773
IntercontinentalExchange Inc. *(1)	12,000	1,566,000
London Stock Exchange Group plc	144,043	3,453,350
Montreal Exchange, Inc.	30,000	966,827
Nymex Holdings, Inc. (1)	20,000	1,812,600
Xinhua Finance Ltd. *	100	7,815
		13,390,849
Electric Utilities - 0.05%
Brookfield Infrastructure Partners L.P. (1)	3,200	54,240
European Exchanges - 8.07%
Bolsas Y Mercados Espanoles	44,200	2,159,025
Deutsche Boerse AG	20,000	3,221,610
Hellenic Exchanges S.A. Holding	24,000	569,868
OMX AB	48,000	2,104,395
		8,054,898
Holding Company - 2.83%
BAM Investments Ltd. *	33,000	691,218
Berkshire Hathaway Inc. - Class A *	4	533,600
Icahn Enterprises LP	14,400	1,188,000
Power Financial Corp.	12,000	410,463
		2,823,281
Insurance - 2.43%
China Life Insurance Co., Limited - Class H	300,000	1,031,140
Great West Lifeco, Inc.	12,200	367,979
Ping An Insurance Group Company of China Limited - Class H	144,000	1,020,424
		2,419,543
IT Services - 1.04%
Broadridge Financial Solutions, Inc.	36,000	633,600
Mastercard, Inc. - Class A (1)	1,800	401,382
		1,034,982
Metals & Mining - 2.97%
Franco-Nevada Corporation *	150,000	2,959,228
Other Exchanges - 5.96%
Australian Stock Exchange Limited	100,000	3,417,991
IMAREX ASA *	2,000	53,021
JSE Limited	180,000	1,442,663
New Zealand Exchange Limited	48,526	276,978
TSX Group Inc.	20,000	756,588
		5,947,241
Publishing - 1.19%
Moody's Corporation (1)	34,000	1,184,220
Software - 0.81%
Financial Technologies (India) Ltd.	144,675	810,180
State Commercial Banks - 0.05%
Preferred Bank Los Angeles	2,700	45,063
Thrifts & Mortgage Finance - 0.95%
Federal National Mortgage Association (1)	36,000	947,520
U.S. Equity Exchanges - 8.64%
Nasdaq Stock Market Inc. *(1)	120,000	4,639,200
NYSE Euronext	64,431	3,976,037
		8,615,237

TOTAL COMMON STOCKS (Cost $102,849,085)		$92,693,047

	Contracts
CALL OPTIONS PURCHASED - 0.07%
State Street Corp.
Expiration: January 2009, Exercise Price: $40.00
TOTAL CALL OPTIONS PURCHASED (Cost $56,394)	18	$73,350

	Shares
SHORT-TERM INVESTMENTS - 10.97%
Money Market Funds - 0.77%
First American Prime Obligations Fund - Class I	763,168	763,168

	Principal
Commercial Paper - 10.20%	Amount
US Bancorp
2.186%, 04/01/2008	$10,181,000	10,181,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,944,168)		$10,944,168

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING - 25.26%	Shares
Investment Companies - 25.26%
Mount Vernon Securities Lending Trust -
Prime Portfolio
TOTAL INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING (Cost $25,195,738)	25,195,738	$25,195,738

TOTAL INVESTMENTS (Cost $139,045,385)(a) - 129.22%		$128,906,303

Footnotes

Percentages are stated as a percent of net assets.

* - Non-income producing security.
(1) This security or a portion of this security was out on loan at March 31, 2008. Total loaned securities had a market value of $24,488,358 at March 31, 2008.

(a) The cost basis of investments for federal tax purposes at March 31, 2008 was as follows @:

Cost of investments	$139,228,902
Gross unrealized appreciation		7,588,549
Gross unrealized depreciation		(17,911,148)
Net unrealized depreciation	$(10,322,599)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 117,862,102	$ —
Level 2 - Other significant observable inputs	11,044,201	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 128,906,303	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2008 (Unaudited)
Kinetics Water Infrastructure Portfolio

	Shares	Value
COMMON STOCKS - 77.60%
Building Products - 6.30%
Ameron International Corp. (1)	3,400	$318,002
Geberit AG	358	53,352
Trane, Inc.	3,000	137,700
Uponor Oyj	4,000	94,094
		603,148
Chemicals - 1.69%
Hawkins, Inc.	1,500	22,800
Yara International ASA - ADR	2,400	139,086
		161,886
Commercial Services & Supplies - 6.48%
Asia Environment Holdings Limited *	163,000	66,316
Bio-Treat Technology Ltd.	250,000	91,721
Clean Harbors, Inc. *	3,000	195,000
Layne Christensen Co. *(1)	5,000	175,100
Sinomem Technology Limited *	200,000	92,993
		621,130
Construction & Engineering - 7.06%
URS Corp. *(1)	8,000	261,520
Wavin NV	12,143	151,450
YIT OYJ	9,300	263,843
		676,813
Electric Utilities - 2.11%
The Empire District Electric Co. (1)	10,000	202,500
Electrical Equipment - 1.95%
Franklin Electric Co, Inc.	2,000	68,340
Roper Industries, Inc. (1)	2,000	118,880
		187,220
Household Durables - 0.89%
Maezawa Kyuso Industries Co. Ltd.	4,500	85,549
Independent Power Producers & Energy Traders - 2.79%
Algonquin Power Income Fund	18,100	136,484
Great Lakes Hydro Income Fund	8,000	130,391
		266,875
Industrial Conglomerates - 3.22%
Tyco International Ltd.	7,000	308,350
Machinery - 18.88%
Alfa Laval AB	3,000	182,266
Andritz AG	5,000	274,467
Armtec Infrastructure Income Fund	4,000	90,409
Badger Meter, Inc. (1)	1,500	64,800
ESCO Technologies, Inc. *(1)	1,000	39,720
The Gorman-Rupp Co.	3,000	98,670
IDEX Corp. (1)	6,000	184,140
ITT Industries, Inc.	5,000	259,050
Met Pro Corp.	12,800	143,616
Mueller Industries, Inc.	4,000	115,400
Mueller Water Products, Inc. - Class A	9,000	73,620
Watts Water Technologies, Inc. - Class A (1)	7,000	196,210
Xinjiang Tianye Water Saving Irrigation System Co. Ltd.	300,000	86,346
		1,808,714
Metals & Mining - 3.03%
Corinth Pipeworks SA	8,100	48,083
Northwest Pipe Co. *	4,000	169,960
Pacific Pipe Public Company Limited	316,500	72,377
		290,420
Multi-Utilities - 5.07%
ACEA S.P.A.	5,500	107,671
Suez SA	1,500	98,443
Veolia Environnement - ADR (1)	4,000	279,720
		485,834
Water Utilities - 18.13%
Aguas de Barcelona - Class A *	2,000	75,591
American States Water Co. (1)	200	7,200
Aqua America, Inc. (1)	5,300	99,534
Artesian Resources Corp. - Class A *	6,910	128,042
California Water Service Group (1)	5,000	190,750
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (1)	3,000	132,990
Connecticut Water Service, Inc.	13,494	319,403
Manila Water Company	135,000	57,368
Middlesex Water Co.	10,000	181,600
Northumbrian Water Group plc	20,200	140,013
Severn Trent plc	3,000	84,486
SJW Corp. (1)	3,000	85,770
Thessaloniki Water Supply & Sewage Co. SA	500	4,342
York Water Company	15,356	230,186
		1,737,275

TOTAL COMMON STOCKS (Cost $7,632,778)		$7,435,714

INVESTMENT COMPANIES - 1.65%
Macquarie Global Infrastructure Total Return Fund Inc.
TOTAL INVESTMENT COMPANIES (Cost $164,302)	6,000	$157,740

SHORT-TERM INVESTMENTS - 19.05%
Money Market Funds - 0.29%
First American Prime Obligations Fund - Class I	27,841	27,841

	Principal
Commercial Paper - 18.76%	Amount
US Bancorp
2.186%, 04/01/2008	$1,798,000	1,798,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,825,863)		$1,825,841

INVESTMENTS PURCHASED WITH THE CASH	Shares
PROCEEDS FROM SECURITIES LENDING - 22.80%
Investment Companies - 22.80%
Mount Vernon Securities Lending Trust -
Prime Portfolio
TOTAL INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING (Cost $2,184,583)	2,184,583	$2,184,583

TOTAL INVESTMENTS (Cost $11,807,526)(a) - 121.10%		$11,603,878

Footnotes

Percentages are stated as a percent of net assets.

* - Non-income producing security.
ADR - American Depository Receipt
(1) This security or a portion of this security was out on loan at March 31, 2008. Total loaned securities had a market value of $2,141,413 at March 31, 2008.

(a) The cost basis of investments for federal tax purposes at March 31, 2008 was as follows @:

Cost of investments	$11,807,526
Gross unrealized appreciation		454,541
Gross unrealized depreciation		(658,189)
Net unrealized depreciation	$(203,648)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 9,167,736	$ —
Level 2 - Other significant observable inputs	2,436,142	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 11,603,878	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2008 (Unaudited)
Kinetics Multi-Disciplinary Portfolio

	Shares	Value
SHORT-TERM INVESTMENTS - 100.44%
Money Market Funds - 0.68%
First American Prime Obligations Fund - Class I	3,326	$3,326

Commercial Paper - 99.76%	Principal
US Bancorp	Amount
2.186%, 04/01/2008	$494,000	494,000
TOTAL SHORT-TERM INVESTMENTS (Cost $497,326)		$497,326

TOTAL INVESTMENTS (Cost $497,326)(a) - 100.44%		$497,326

Footnotes

Percentages are stated as a percent of net assets.

(a) The cost basis of investments for federal tax purposes at March 31, 2008 was as follows:

Cost of investments	$ 497,326
Gross unrealized appreciation		—
Gross unrealized depreciation		—
Net unrealized appreciation	$ —

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 3,326	$ —
Level 2 - Other significant observable inputs	494,000	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 497,326	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*   /s/ Peter B. Doyle
 Peter B. Doyle, President

Date   May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Peter B. Doyle
Peter B. Doyle, President

Date   May 15, 2008

By (Signature and Title)*   /s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date   May 15, 2008

* Print the name and title of each signing officer under his or her signature.